RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15. RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

During the preparation of the Company's consolidated financial statements as of and for the year ended December 31, 2024, the Company identified the following two misstatements:

•
Junior Note Deferred Financing Cost Misstatement: Amortization of deferred financing costs were improperly presented within general and administrative, rather than in interest expense, on the Company's consolidated statements of operations for the year ended December 31, 2023 and its condensed consolidated statements of operations for the quarters and year-to-date periods ended March 31, 2024, June 30, 2024 and September 30, 2024. There was no impact on the consolidated balance sheets, consolidated statements of changes in stockholders' deficit or consolidated statements of cash flows in any period as a result of the Junior Note Deferred Financing Cost Misstatement.
•
Senior Convertible Notes Misstatement: In late 2023, the Senior Convertible Notes were exchanged and, in accordance with the terms of the exchange, accrued and unpaid interest from the issuance date of the Senior Convertible Notes through the exchange date was to be added to the principal balance at that time, however, the Company did not properly add such accrued interest to principal, resulting in an (i) understatement of the principal amount of the Senior Convertible Notes and overstatement of accrued interest on the consolidated balance sheets as of December 31, 2023 and as of March 31, 2024, June 30, 2024, and September 30, 2024, (ii) understatement of interest expense in the consolidated statements of operations for the year ended December 31, 2023 and the condensed consolidated statements of operations for the quarters and year-to-date periods ended March 31, 2024, June 30, 2024 and September 30, 2024 and (iii) overstatement of the loss on extinguishment of debt in the condensed consolidated statements of operations for the quarters and year-to-date periods ended June 30, 2024 and September 30, 2024, when certain of the Senior Convertible Notes were extinguished. The impact to the consolidated income statements also impacts the same line items presented on the consolidated statements of changes in stockholders' deficit and consolidated statements of cash flows.

The Board of Directors and management, upon the recommendation of the Audit Committee of the Board of Directors, concluded on April 11, 2025 that the Company’s previously issued financial statements as of and for the year ended December 31, 2023 and unaudited condensed consolidated financial statements as of and for each of the interim quarterly periods ended March 31, 2024, June 30, 2024 and September 30, 2024 should no longer be relied upon due to material misstatements, and that the Company would restate such financial statements to (i) properly reclassify the amortization of deferred financing costs within interest expense and (ii) properly account for the impact to principal, accrued interest, interest expense and loss on extinguishment of debt related to the exchange of the Senior Convertible Notes.

The Company’s management and the Audit Committee have discussed the matters herein disclosed in this Form 10-K with WithumSmith+Brown, P.C., the Company’s independent registered public accounting firm.

The Company has not filed, and does not intend to file, amendments to the previously filed Quarterly Reports on Form 10-Q for the quarters ended March 31, 2024, June 30, 2024 and September 30, 2024, but instead is restating its unaudited interim condensed consolidated financial statements in this 10-K.

The corrections to (i) the year ended December 31, 2023 presented in this 10-K and (ii) the quarters ended March 31, 2024, June 30, 2024 and September 30, 2024 to be presented in the Company's upcoming Form 10-Qs to be filed during 2025 are as follows:

Consolidated Balance Sheets

	As of December 31, 2023
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accrued expenses	$2,750,305	$(250,648)	$2,499,657
Total current liabilities	$10,028,688	$(250,648)	$9,778,040
Convertible notes payable	$6,713,241	$254,710	$6,967,951
Total liabilities	$19,217,817	$4,062	$19,221,879
Stockholders’ Deficit
Accumulated deficit	$(97,286,789)	$(4,062)	$(97,290,851)
Total Stockholders’ Deficit	$(32,541,859)	$(4,062)	$(32,545,921)

	As of March 31, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accrued expenses	$3,248,847	$(246,202)	$3,002,645
Total current liabilities	$12,441,326	$(246,202)	$12,195,124
Convertible notes payable	$6,713,241	$254,710	$6,967,951
Total liabilities	$21,509,495	$8,507	$21,518,002
Stockholders’ Deficit
Accumulated deficit	$(102,987,442)	$(4,445)	$(102,991,887)
Total Stockholders’ Deficit	$(37,430,270)	$(4,445)	$(37,434,715)

	As of June 30, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accrued expenses	$4,316,645	$(246,332)	$4,070,313
Total current liabilities	$13,502,361	$(246,332)	$13,256,029
Convertible notes payable	$5,385,147	$204,321	$5,589,468
Total liabilities	$19,339,515	$(42,011)	$19,297,504
Stockholders’ Deficit
Accumulated deficit	$(115,674,830)	$48,505	$(115,626,325)
Total Stockholders’ Deficit	$(34,841,521)	$48,505	$(34,793,016)

	As of September 30, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accrued expenses	$4,443,179	$(244,997)	$4,198,182
Total current liabilities	$15,672,672	$(244,997)	$15,427,675
Convertible notes payable	$4,511,880	$171,188	$4,683,068
Total liabilities	$20,266,885	$(73,809)	$20,193,076
Stockholders’ Deficit
Accumulated deficit	$(120,052,352)	$31,797	$(120,020,555)
Total Stockholders’ Deficit	$(36,343,647)	$31,797	$(36,311,850)

Consolidated Statements of Operations

	Year Ended December 31, 2023
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$11,223,449	$(105,924)	$-	$11,117,525
Interest expense	$754,549	$105,924	$4,062	$864,535
Loss before provision for income taxes	$(20,706,384)	$-	$(4,062)	$(20,710,446)
Net loss and comprehensive loss	$(20,706,384)	$-	$(4,062)	$(20,710,446)
Net loss per common share, basic and diluted	$(0.63)	$-	$-	$(0.63)

	Three Months Ended March 31, 2024
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$2,889,345	$(236,550)	$-	$2,652,795
Interest expense	$950,867	$236,550	$4,445	$1,191,862
Loss before provision for income taxes	$(5,700,653)	$-	$(4,445)	$(5,705,098)
Net loss and comprehensive loss	$(5,700,653)	$-	$(4,445)	$(5,705,098)
Net loss per common share, basic and diluted	$(0.15)	$-	$-	$(0.15)

	Three Months Ended June 30, 2024
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$2,111,018	$(170,570)	$-	$1,940,448
Interest expense	$941,614	$170,570	$3,769	$1,115,953
Loss on extinguishment of debt	$10,346,108	$-	$(52,274)	$10,293,834
Loss before provision for income taxes	$(12,687,388)	$-	$48,505	$(12,638,883)
Net loss and comprehensive loss	$(12,687,388)	$-	$48,505	$(12,638,883)
Net loss per common share, basic and diluted	$(7.60)	$-	$0.03	$(7.57)

	Six Months Ended June 30, 2024
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$5,000,363	$(407,120)	$-	$4,593,243
Interest expense	$1,892,481	$407,120	$8,214	$2,307,815
Loss on extinguishment of debt	$10,346,108	$-	$(52,274)	$10,293,834
Loss before provision for income taxes	$(18,388,041)	$-	$44,060	$(18,343,981)
Net loss and comprehensive loss	$(18,388,041)	$-	$44,060	$(18,343,981)
Net loss per common share, basic and diluted	$(14.18)	$-	$0.03	$(14.15)

	Three Months Ended September 30, 2024
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$1,941,085	$(144,311)	$-	$1,796,774
Interest expense	$929,046	$144,311	$3,250	$1,076,607
Loss on extinguishment of debt	$1,339,017	$-	$(35,048)	$1,303,969
Loss before provision for income taxes	$(4,377,522)	$-	$31,797	$(4,345,725)
Net loss and comprehensive loss	$(4,377,522)	$-	$31,797	$(4,345,725)
Net loss per common share, basic and diluted	$(1.12)	$-	$0.01	$(1.11)

	Nine Months Ended September 30, 2024
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$6,941,448	$(551,431)	$-	$6,390,017
Interest expense	$2,821,527	$551,431	$11,464	$3,384,422
Loss on extinguishment of debt	$11,685,125	$-	$(87,322)	$11,597,803
Loss before provision for income taxes	$(22,765,563)	$-	$75,857	$(22,689,706)
Net loss and comprehensive loss	$(22,765,563)	$-	$75,857	$(22,689,706)
Net loss per common share, basic and diluted	$(10.45)	$-	$0.03	$(10.41)

Consolidated Statements of Cash Flows

	Year Ended December 31, 2023
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
Net Loss	$(20,706,384)	$(4,062)	$(20,710,446)
Changes in operating assets and liabilities: Accrued expenses	$111,939	$4,062	$116,001

	Three Months Ended March 31, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
Net Loss	$(5,700,653)	$(4,445)	$(5,705,098)
Changes in operating assets and liabilities: Accrued expenses	$520,042	$4,445	$524,487

	Six Months Ended June 30, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
Net Loss	$(18,388,041)	$44,060	$(18,343,981)
Adjustments to reconcile net loss to net cash used in operating activities: Loss on extinguishment of debt	$10,346,108	$(52,274)	$10,293,834
Changes in operating assets and liabilities: Accrued expenses	$1,693,890	$8,214	$1,702,104

	Nine Months Ended September 30, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
Net Loss	$(22,765,563)	$75,857	$(22,689,706)
Adjustments to reconcile net loss to net cash used in operating activities: Loss on extinguishment of debt	$11,685,125	$(87,322)	$11,597,803
Changes in operating assets and liabilities: Accrued expenses	$1,964,723	$11,464	$1,976,187